Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment
	December 31, 2021	December 31, 2020
Office equipment, fixtures and furniture	$33,655	$514
Less: Accumulated depreciation	(5,335)	(5)
Total	$28,320	$509